Share Capital and Share Premium	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Share Capital and Share Premium	12. Share Capital and Share Premium
As of December 31, 2024, the Company’s share capital was represented by 60,760,957 shares. All shares were issued, fully paid up and of the same class. The table below summarizes the share issuances as a result of offerings, exercise of stock options and the vesting of restricted stock units under the Company’s Employee Stock Option Plan.
Roll forward of number of shares outstanding:

Number of shares outstanding on January 1, 2022	51,668,315
Exercise of stock options	1,024,626
Vesting of RSUs	19,581
Global public offering on Euronext and Nasdaq on March 23, 2022	2,333,334
Overallotment option exercised by underwriters on March 29, 2022	350,000
Number of shares outstanding on December 31, 2022	55,395,856
Exercise of stock options	1,137,439
Vesting of RSUs	79,560
Global public offering on Nasdaq on July 18, 2023	2,244,899
Over-allotment option exercised by underwriters on July 19, 2023	336,734
Number of shares outstanding on December 31, 2023	59,194,488
Exercise of stock options	1,478,225
Vesting of RSUs	88,244
Number of shares outstanding on December 31, 2024	60,760,957
On July 18, 2023, argenx SE offered 2,244,899 of its ordinary shares through a global offering which consisted of
1,580,981 ADSs in the U.S. at a price of $490.00 per ADS, before underwriting discounts and commissions and offering expenses; and 663,918 ordinary shares in the European Economic Area at a price of €436.37 per share, before underwriting discounts and commissions and offering expenses. On July 19, 2023, the underwriters of the offering exercised their overallotment option to purchase 336,734 additional ADSs in full. As a result, argenx SE received $1.3 billion in gross proceeds from this offering, decreased by $66 million of underwriter discounts and commissions, and offering expenses, of which $1 million has been deducted from equity. The total net cash proceeds from the offering amounted to $1.2 billion.
On May 7, 2024, at the annual general meeting, the shareholders of the Company approved the authorization to the
Board to issue up to a maximum of 10% of the then-outstanding share capital, for a period of 18 months.
On December 31, 2024, an amount of €461,348, represented by 4,613,483 shares, still remained available under the authorization to issue shares as granted to the Board by the shareholders of the Company.